Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Pioneer Series Trust IV

In planning and performing our audits of the financial statements of Pioneer Multi-Asset Income Fund and Pioneer Balanced ESG Fund (the "Portfolios") (two portfolios constituting Pioneer Series Trust IV) as of and for the year ended July 31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Portfolios' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Portfolios is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Portfolios' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted the following deficiency involving the control environment and its operation that we consider to be a material weakness as defined above for the Pioneer Multi-Asset Income Fund and Pioneer Balanced ESG Fund. This deficiency was considered in determining the nature, timing and extent of the procedures to be performed in our audits of the financial statements of the Portfolios for the year ended July 31, 2019, and this report does not affect our reports on the financial statements of the Funds
dated September 29, 2019.*	Our audit procedures identified errors in the
recording of certain manually processed trades, which impacted the investment position, unrealized gain/loss and investment income for the Pioneer Multi-Asset Income Fund (the "Fund"). These errors were the result of a material weakness in the operating effectiveness of controls in the Fund's process related to the recording of such trades as well as the timely resolution of cash reconciling items between the order management system and the Fund's accounting records maintained by the Fund's custodian and accounting agent. The process and identified control were not operating effectively to identify certain trades, which were reflected in the Fund adviser's order management system but not recorded on the Fund's accounting records on a timely basis. Management has corrected the July 31, 2019 financial statements for the error affecting the following accounts: Investments, Payable for Investments Purchased, Net Unrealized Gain (Loss) on Investments, Change in Unrealized Appreciation (Depreciation) on Investments and Interest Income. Management also has represented that it has implemented automated processing of such trades and that it plans to enhance the functionality of its trading platform and evaluate its procedures for cash and investment position reconciliations.



This report is intended solely for the information and use of management and the Board of Trustees of Pioneer Series Trust IV, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ ERNST& YOUNG LLP



Boston, Massachusetts
September 29, 2019